Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments
NOTE 14 - Segments:

The Company operates globally, and its business is unified for the purposes of valuation of its performance.

Management does not segregate its business for internal reporting purposes. The Company's Chief Operating Decision Maker (“CODM”), who is the CEO evaluates the Company's performance based on its unified internal reporting which is consistent with the presentation in the Company’s consolidated financial statements. The Company’s CODM use consolidated net income, as shown on the consolidated statements of comprehensive income, as the measure of segment profitability. The CODM use net income to evaluate the Company’s ongoing operations and for internal planning and forecasting purposes. This analysis is used in making strategic investment decisions.

In order to make operating decisions, the CODM examines the employee salaries including the commission expenses. In addition, the CODM examines the segment's marketing expenses, which include advertising and trade shows, and the amounts that will be invested in them.

	Year ended December 31
	2025	2024	2023
Revenues from customers	370,495	394,818	492,048
Less:
Employee salaries including commission expenses	102,835	101,920	109,484
Marketing expenses	27,451	26,987	29,039
Share based compensation	11,131	16,569	23,600
Interest income	21,578	33,537	21,128
Depreciation	695	728	623
*Other expenses	139,631	138,682	133,163
Income before income taxes	110,330	143,469	217,267
Income taxes benefit (expenses)	(16,499)	37,806	(19,348)
Net income	93,831	181,275	197,919

* Other expenses included in net income includes cost of revenues (excluding salaries, depreciation and share based compensation); research and development expenses (excluding salaries, depreciation and share based compensation); sales expenses (excluding salaries, commission, depreciation and share based compensation); general and administrative expenses (excluding salaries and share based compensation); and finance expenses of exchange rate and bank commission.